Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2010
Trading Symbol	PAWS
Entity Registrant Name	PAWS Pet Company, Inc.
Entity Central Index Key	0001346973
Entity Filer Category	Smaller Reporting Company